ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of	As of
	September 30, 2024	September 30, 2023
Trade accounts receivable	$1,678,806	$1,981,545
Less: allowances for doubtful accounts	(135,646)	(5,829)
Accounts receivable, net	$1,543,160	$1,975,716

The change of the allowance for doubtful accounts are as follow:

	As of	As of
	September 30, 2024	September 30, 2023
Beginning balance	$5,829	$4,373
Addition	127,568	1,618
Exchange rate difference	2,249	(162)
Ending balance	$135,646	$5,829